Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment [Abstract]
Schedule of property and equipment
		Office
	Production	furniture
	equipment	and EDP	Total
At cost
As of January 1, 2021	353,488	233,706	587,194
Additions	—	—	—
Disposals	—	—	—
As of December 31, 2021	353,488	233,706	587,194
Additions	—	—	—
Disposals	—	—	—
As of December 31, 2022	353,488	233,706	587,194

Accumulated depreciation
As of January 1, 2021	(306,972)	(233,586)	(540,558)
Charge for the year	(46,516)	(119)	(46,635)
Disposals	—	—	—
As of December 31, 2021	(353,488)	(233,705)	(587,193)
Charge for the year	—	—	—
Disposals	—	—	—
As of December 31, 2022	(353,488)	(233,705)	(587,193)

Net book value
As of December 31, 2021	—	1	1
As of December 31, 2022	—	1	1